condensed interim consolidated financial statements	6 Months Ended
Jun. 30, 2021
condensed interim consolidated financial statements
condensed interim consolidated financial statements

1    condensed interim consolidated financial statements

(a)   Basis of presentation

The notes presented in our condensed interim consolidated financial statements include only significant events and transactions and are not fully inclusive of all matters normally disclosed in our annual audited financial statements; thus, our interim consolidated financial statements are referred to as condensed. Our condensed interim consolidated financial statements should be read in conjunction with our audited consolidated financial statements for the year ended December 31, 2020.

Our condensed interim consolidated financial statements are expressed in Canadian dollars and follow the same accounting policies and methods of their application as set out in our consolidated financial statements for the year ended December 31, 2020, other than as set out in Note 5. The generally accepted accounting principles that we use are International Financial Reporting Standards as issued by the International Accounting Standards Board (IFRS-IASB) and Canadian generally accepted accounting principles. Our condensed interim consolidated financial statements comply with International Accounting Standard 34, Interim Financial Reporting and reflect all adjustments (which are of a normal recurring nature) that are, in our opinion, necessary for a fair statement of the results for the interim periods presented.

These consolidated financial statements for the three-month and six-month periods ended June 30, 2021, were authorized by our Board of Directors for issue on July 30, 2021.

(b)   Inventories

Our inventories primarily consist of mobile handsets, parts and accessories totalling $283 million at June 30, 2021 (December 31, 2020 – $328 million), and communications equipment held for resale. Inventories are valued at the lower of cost and net realizable value, with cost being determined on an average cost basis. Costs of goods sold for the three-month and six-month periods ended June 30, 2021, totalled $527 million (2020- $384 million) and $1,031 million (2020 - $786 million), respectively.